FORM 5500, SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	39-0622040
Plan number	005
Participant loan, current value	$ 13,364,787
Participant loan, cost	0
TOTAL ASSETS (Held at end of year)	$ 1,070,781,267
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock U.S. Debt Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	$ 9,495,943
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | JPMCB US Active Core Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	28,723,669
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | Prudential Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	25,176,760
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Mid Cap Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	11,462,319
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Mid Cap Value Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	7,232,218
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2005 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	352,240
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2010 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	1,884,663
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2015 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	4,251,678
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2020 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	28,095,891
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2025 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	63,399,812
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2030 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	84,068,641
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2035 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	84,287,459
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2040 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	54,704,969
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2045 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	53,414,712
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2050 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	48,862,357
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2055 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	28,515,942
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2060 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	17,983,312
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement 2065 Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	7,402,761
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Retirement Balanced Active Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	1,333,938
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | T. Rowe Price Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	70,456,940
Investment, Identifier [Axis]: MUTUAL FUNDS | DFA US Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	11,531,762
Investment, Identifier [Axis]: MUTUAL FUNDS | T. Rowe Price Prime Reserve Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	654,253
Investment, Identifier [Axis]: MUTUAL FUNDS | T. Rowe Price U.S. Treasury Money Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	1,069,303
Investment, Identifier [Axis]: MUTUAL FUNDS | Vanguard Emerging Makets Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	6,349,761
Investment, Identifier [Axis]: MUTUAL FUNDS | Vanguard FTSE All World ex-U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	29,201,644
Investment, Identifier [Axis]: MUTUAL FUNDS | Vanguard Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	92,394,628
Investment, Identifier [Axis]: MUTUAL FUNDS | Vanguard Institutional Index Fund, Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	138,703,436
Investment, Identifier [Axis]: MUTUAL FUNDS | Vanguard Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	48,470,599
Investment, Identifier [Axis]: MUTUAL FUNDS | Vanguard Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	24,350,182
Investment, Identifier [Axis]: MUTUAL FUNDS | Vanguard Value Index, Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	12,493,312
Investment, Identifier [Axis]: MUTUAL FUNDS | William Blair Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	16,182,760
Investment, Identifier [Axis]: SNAP-ON INCORPORATED COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	$ 44,908,616